Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Voya Strategic Allocation Conservative Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Strategic Allocation Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	 May 1,   2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.During the most recent fiscal year, the Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the sub-adviser (the “Sub-Adviser”) invests the assets of the Portfolio primarily in a combination of other funds (collectively, the “Underlying Funds”) that, in turn invest, in varying degrees, among several classes of equities, fixed-income instruments, emerging markets debt, and money market instruments. The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the Sub-Adviser may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser, including exchange-traded funds ( “ ETFs ” ) .The Portfolio invests in a combination of Underlying Funds that reflects a target allocation of approximately 38% of its net assets in equity securities and 62% of its net assets in fixed-income instruments (the “Target Allocation”).The Portfolio's assets normally will be invested in accordance with its Target Allocation. As this is a Target Allocation, the actual allocations of the Portfolio's assets may deviate from the percentages shown. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategies. The Portfolio may be rebalanced periodically to return to the Target Allocation. The Portfolio's Target Allocation may be changed, at any time, in accordance with the Portfolio's asset allocation process. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocation. The Investment Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash; and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, and floating rate loans.The equity securities in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international large-, mid-, and small-capitalization stocks; emerging market securities; and real estate-related securities, including real estate investment trusts (“REITs”).The fixed-income instruments in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international fixed-income instruments including high-yield (high-risk) securities commonly referred to as “junk bonds”and fixed-income instruments without limitation on maturity.The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocation, or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an Underlying Fund's investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an Underlying Fund's investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.The Portfolio may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash.The Investment Adviser will oversee the Target Allocation and the selection of Underlying Funds by the Sub-Adviser.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. The Portfolio is subject to the following principal risks (either directly or indirectly through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds. The Portfolio is exposed to most of the principal risks indirectly through investments by the Underlying Funds, and in some cases only through such investments. Unless stated otherwise, in the risk disclosures below, descriptions of investments or activities by “the Portfolio” and related risks refer to investments or activities by the Portfolio or by an Underlying Fund, as the case may be. Similarly, a reference to “the Investment Adviser” or to “the Sub-Adviser” is to the entity responsible for the investments in question, whether by the Portfolio or by an Underlying Fund. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk.Affiliated Underlying Funds: The Sub-Adviser ’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub-Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the Sub-Adviser will have an incentive to select the Underlying Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Portfolio. The Sub-Adviser may prefer to invest in an affiliated Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser mayhave an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments.Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.China Investing Risks: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Significant portions of the Chinese securities markets may become rapidly illiquid because Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on related investments. In addition, there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” The list of such companies can change from time to time, and as a result of forced selling or inability to participate in an investment the Investment Adviser/Sub-Adviser otherwise believes is attractive, the Portfolio may incur losses.•Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity-related investments, which may make it difficult for the Portfolio to sell them at a desirable price or time.Company: The price of a company’s stock could decline or underperform for many reasons , including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.Credit: The Portfolio could lose money if the issuer or guarantor of a fixed- income instrument in which the Portfolio invests,or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling , or is perceived ( whether by market participants, rating agencies, pricing services , or otherwise) as unable or unwilling, to meet its financial obligations .Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default , on a reference obligation has occurred . If a credit event occurs, the seller generally must pay the buyer the “ par value ” ( full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.Environmental, Social, and Governance (Funds-of-Funds): The Sub-Adviser ’ s consideration of ESG factors in selecting Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the Sub - Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an Underlying Fund selected by the Sub-Adviser , which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an Underlying Fund may, in fact, underperform other potential Underlying Funds .Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Portfolio will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Portfolio to meet its redemption obligations,and may limit the ability of the Portfolio to repay debt, pay dividends, or to take advantage of new investment opportunities.Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing , and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country,or region may adversely impact investments or issuers in another market, country, or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.Growth Investing: Prices of growth -oriented stocks are more sensitive to investor perceptions of the issuer ’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.High-Yield Securities: Lower - quality securities (including securities that have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other fixed-income instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.Index Strategy (Funds-of-Funds): An Underlying Fund (or a portion of the Underlying Fund) that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market (each, an “Underlying Index Fund”). To the extent an Underlying Index Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Portfolio. The correlation between an Underlying Index Fund’s performance and index performance may be affected by the timing of purchases and redemptions of the Underlying Index Fund's shares. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Index Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an ETF, over an affiliated Underlying Index Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short-term basis.Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other fixed-income instruments ; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rate. As of the date of this Prospectus, the U.S. is experiencing a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.Liquidity: If a security is illiquid , the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquidsecurities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.London Inter-Bank Offered Rate: The obligations of the parties under many financial arrangements, such as fixed-incomeinstruments (including senior loans) and derivatives, may be determined based, in whole or in part, on the London Inter-Bank Offered Rate (“LIBOR”). In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies, including for example, theSecured Overnight Funding Rate (“SOFR”) for U.S. dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. SOFR is published in various forms, including as a daily, compounded, and forward-looking term rate. The discontinuance of LIBOR and the adoption/implementation of alternative rates pose a number of risks, including, among others, whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Portfolio’s existing investments, including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Portfolio; and the risk of general market disruption during the transition period. Markets relying on alternative rates are developing slowly and may offer limited liquidity. The general unavailability of LIBOR and the transition away from LIBOR to alternative rates could have a substantial adverse impact on the performance of the Portfolio.Market: The market values of securities will fluctuate , sometimes sharply and unpredictably , based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors , political developments,and other factors. Prices of equity securities tend to rise and fall more dramatically than those of fixed-income instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.Market Capitalization: Stocks fall into three broad market capitalization categories : large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign (non-U.S.) banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.Prepayment and Extension: Many types of fixed-income instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a fixed-income instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a fixed-income instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a fixed-income instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the fixed-income instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.Underlying Funds: Because the Portfolio invests primarily in Underlying Funds, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one Underlying Fund will hold securities of the same issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S(as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:2nd Quarter 202011.05%Worst quarter:1st Quarter 2020-12.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Strategic Allocation Conservative Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%
1 Yr	rr_ExpenseExampleYear01	$ 73
3 Yrs	rr_ExpenseExampleYear03	238
5 Yrs	rr_ExpenseExampleYear05	417
10 Yrs	rr_ExpenseExampleYear10	$ 938
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.10%)
1 Yr	rr_AverageAnnualReturnYear01	(16.46%)
5 Yrs	rr_AverageAnnualReturnYear05	2.10%
10 Yrs	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2095
Voya Strategic Allocation Conservative Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Yr	rr_ExpenseExampleYear01	$ 98
3 Yrs	rr_ExpenseExampleYear03	317
5 Yrs	rr_ExpenseExampleYear05	553
10 Yrs	rr_ExpenseExampleYear10	$ 1,232
2013	rr_AnnualReturn2013	11.76%
2014	rr_AnnualReturn2014	6.37%
2015	rr_AnnualReturn2015	(0.40%)
2016	rr_AnnualReturn2016	5.47%
2017	rr_AnnualReturn2017	10.18%
2018	rr_AnnualReturn2018	(4.25%)
2019	rr_AnnualReturn2019	14.47%
2020	rr_AnnualReturn2020	10.19%
2021	rr_AnnualReturn2021	8.91%
2022	rr_AnnualReturn2022	(16.69%)
1 Yr	rr_AverageAnnualReturnYear01	(16.69%)
5 Yrs	rr_AverageAnnualReturnYear05	1.85%
10 Yrs	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2005
Voya Strategic Allocation Conservative Portfolio | Bloomberg U.S. Aggregate Bond Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.01%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	0.02%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Voya Strategic Allocation Conservative Portfolio | Bloomberg U.S. Aggregate Bond Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.01%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	0.02%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	Voya Investments, LLC (the “ Investment Adviser ” ) is contractually obligated to limit expenses to 0.71% and 0.96% for Class I and Class S shares, respectively, through May 1, 2024 . The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. Termination or modification of this obligation requires approval by the Portfolio’s Board of Directors (the “Board”).
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.